Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Maturity analysis of lease liabilities	€ 4,697	€ 312,228
Less than 1 year [Member]
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Maturity analysis of lease liabilities	4,697	82,666
More than 1-year [Member]
Lease Liabilities and Commitment (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Maturity analysis of lease liabilities		€ 229,562